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                                                       SHARI J. LEASE
                                   [LOGO]              VICE PRESIDENT &
                               JEFFERSON PILOT         ASSOCIATE GENERAL COUNSEL
                                 FINANCIAL
                                                       Jefferson Pilot Financial
                                                       One Granite Place
                                                       Concord NH 03301

                                                       bus 603 226 5105
                                                           800 258 3648
                                                       fax 603 226 5448
                                                       em  shari.j.lease
May 2, 2002                                                @jpfinancial.com

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549

RE:    JPF Variable Annuity Separate Account II
       File No. 333-42742

Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

     (1) the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-4; and

     (2) the text of the most recent Post-Effective Amendment was electronically filed on April 30, 2002.

Please let me know if you have any questions concerning this matter.

Sincerely,

/s/ Shari J. Lease

Shari J. Lease